Annual Total Returns [BarChart] - Great-West SecureFoundation Balanced ETF Fund - A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	15.52%
Annual Return 2014	6.22%
Annual Return 2015	(0.79%)
Annual Return 2016	8.69%
Annual Return 2017	13.70%
Annual Return 2018	(5.80%)
Annual Return 2019	18.91%
Annual Return 2020	13.43%